23. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes by geographic locations
	2017	2016	2015
United States	$(24,757)	$(102,483)	$(75,336)
Foreign Countries	(66,051)	(118,149)	(109,071)
	$(90,808)	$(220,632)	$(184,407)

Schedule of provision for income taxes
	2017	2016	2015
Current tax:
Federal tax	$–	$–	$–
State tax	7	7	2
Foreign countries	226	674	671
Total current tax	233	681	673
Deferred tax:
Federal tax	(16)	–	–
State tax	–	–	–
Foreign countries	(66)	(345)	–
Total deferred tax	(82)	(345)	–
Total provision for income taxes	$151	$336	$673

Schedule of reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate of 35% to pre-tax (loss) income before provision for income taxes
	2017	2016	2015
Provision for income taxes at U.S. Federal statutory rate	$(31,783)	$(77,222)	$(64,542)
State taxes, net of federal benefit	(610)	(3,472)	(1,436)
Foreign taxes at different rate	7,502	34,457	26,552
Non-deductible expenses	345	(72)	67
Non-taxable income	–	–	(288)
Valuation allowance	(1,631)	24,218	26,344
Other	5,088	(1,063)	807
Prior year deconsolidation	–	–	–
Impairments and intangible amortization	(3,762)	22,826	194
Stock Based Compensation	279	664	12,975
Tax law changes	22,813	–	–
Gain/loss on debt medication	(1,475)	–	–
Tax penalty	3,385	–	–
	$151	$336	$673

Schedule of significant components of deferred tax assets and liabilities
	2017	2016
Deferred income tax assets:
Net operating loss carry forwards	$69,847	$63,776
Temporary differences due to accrued warranty costs	508	916
Investment in subsidiaries	4,796	6,662
Credits	16	16
Allowance for bad debts	22	396
Fair value adjustment arising from subsidiaries acquisition	457	657
Stock compensation	711	1,021
Unrealized gain/(loss) on derivatives	5,389	7,733
Unrealized investment gain/(loss)	4,644	6,663
CFC trade payable	2,098	2,153
Other temporary differences	13	575
	88,501	90,568
Valuation allowance	(87,912)	(89,543)
Total deferred income tax assets	589	1,025
Deferred income tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	632	3,863
Other	116	168
Total deferred income tax liabilities	748	4,031
Net deferred tax liabilities	$159	$3,006